Consolidated Statement of Comprehensive Loss	3 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Operating expenses:
General and administrative expenses	$ (5,142)
Loss from operations	(5,142)
Net loss	$ (5,142)
Net loss per share
- Basic and diluted | $ / shares	$ (5,142)
Weighted average shares used in calculating net loss per share
- Basic and diluted | shares	1